Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 12,933,460	₩ 11,590,010
Acquisition	3,866,027	4,951,529
Disposal	(264,877)	(314,184)
Transfer	(252,250)	(206,416)
Depreciation	(3,151,339)	(3,054,770)
Impairment	(1,745)	(35,476)
Business Combination	247,801	2,864
Disposal of subsidiaries		(97)
Ending balance	13,377,077	12,933,460
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	981,389	938,344
Acquisition	525	3,297
Disposal	(20,415)	(275)
Transfer	37,532	39,454
Business Combination	40,292	569
Ending balance	1,039,323	981,389
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	867,408	863,294
Acquisition	3,034	8,117
Disposal	(21,811)	(2,886)
Transfer	48,160	52,775
Depreciation	(55,215)	(54,100)
Impairment		(450)
Business Combination	17,030	658
Ending balance	858,606	867,408
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	347,069	356,039
Acquisition	2,542	18,246
Disposal	(4,417)	(48)
Transfer	9,167	10,582
Depreciation	(36,995)	(36,149)
Impairment		(1,601)
Business Combination	37
Ending balance	317,403	347,069
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,924,392	7,129,154
Acquisition	553,052	821,576
Disposal	(32,369)	(25,595)
Transfer	2,180,445	2,349,133
Depreciation	(2,419,522)	(2,316,598)
Impairment	(1,745)	(33,278)
Business Combination	171,959
Ending balance	8,376,212	7,924,392
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	731,066	847,483
Acquisition	945,499	1,443,327
Disposal	(6,486)	(5,816)
Transfer	(817,819)	(1,355,232)
Depreciation	(203,376)	(199,106)
Impairment		(147)
Business Combination	4,732	557
Ending balance	653,616	731,066
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,326,628	890,339
Acquisition	736,157	1,141,349
Disposal	(163,217)	(257,226)
Depreciation	(436,231)	(448,817)
Business Combination	8,698	1,080
Disposal of subsidiaries		(97)
Ending balance	1,472,035	1,326,628
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	755,508	565,357
Acquisition	1,625,218	1,515,617
Disposal	(16,162)	(22,338)
Transfer	(1,709,735)	(1,303,128)
Business Combination	5,053
Ending balance	₩ 659,882	₩ 755,508